Business Segment Information	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Business Segment Information	BUSINESS SEGMENT INFORMATION
Operating segments are components of an enterprise that engage in business activities from which it may earn revenues and incur expenses, for which separate financial information is available, and is evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. Substantially all of our business consists of the generation, transmission, distribution and sale of electric energy conducted through IPL which is a vertically integrated electric utility. IPALCO’s reportable business segment is its utility segment, with all other non-utility business activities aggregated separately. The "All Other" non-utility category primarily includes the 2024 IPALCO Notes and 2030 IPALCO Notes and related interest expense, balances associated with IPALCO's interest rate hedges, cash and other immaterial balances. The accounting policies of the identified segment are consistent with those policies and procedures described in the summary of significant accounting policies.

The following table provides information about IPALCO’s business segments (in thousands):

	2020			2019			2018
	Utility	All Other	Total	Utility	All Other	Total	Utility	All Other	Total
Revenues	$1,352,985	$—	$1,352,985	$1,481,643	$—	$1,481,643	$1,450,505	$—	$1,450,505
Depreciation and amortization	$246,896	$—	$246,896	$240,314	$—	$240,314	$232,332	$—	$232,332
Interest expense	$87,281	$42,212	$129,493	$89,014	$32,757	$121,771	$64,472	$31,037	$95,509
Earnings/(loss) from operations before income tax	$184,174	$(45,615)	$138,559	$200,707	$(32,786)	$167,921	$178,953	$(31,479)	$147,474
Capital expenditures(1)	$235,736	$—	$235,736	$219,242	$—	$219,242	$235,764	$—	$235,764
(1) Capital expenditures includes $0.0 million, $5.6 million and $11.4 million of payments for financed capital expenditures in 2020, 2019 and 2018, respectively.

	As of December 31, 2020			As of December 31, 2019			As of December 31, 2018
Total assets	$4,952,408	$17,511	$4,969,919	$4,918,408	$10,261	$4,928,669	$4,851,712	$10,341	$4,862,053

Indianapolis Power And Light Company
Entity Information [Line Items]
Business Segment Information	BUSINESS SEGMENT INFORMATIONOperating segments are components of an enterprise that engage in business activities from which it may earn revenues and incur expenses, for which separate financial information is available, and is evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. All of IPL’s current business consists of the generation, transmission, distribution and sale of electric energy, and therefore IPL had only one reportable segment.